Income Taxes - Schedule of Income Tax Rate Reconciliation (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Income tax [line items]
Net earnings	$ 122,317	$ 164,041	$ 141,448	$ 111,391	$ 286,358	$ 284,805	$ 252,839
Subsidiaries [member]
Income tax [line items]
Net earnings					$ 337,000		$ 257,000